Quarterly Financial Information	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information

Note 17

Quarterly Financial Information (Unaudited)

	(dollars in millions, except per share amounts)

			Net Income (Loss) attributable to Verizon(1)
Quarter Ended	Operating Revenues	Operating Income (Loss)	Amount	Per Share- Basic	Per Share- Diluted	Net Income (Loss)
2015
March 31	$31,984	$7,960	$4,219	$1.03	$1.02	$4,338
June 30	32,224	7,821	4,231	1.04	1.04	4,353
September 30	33,158	7,535	4,038	.99	.99	4,171
December 31	34,254	9,744	5,391	1.32	1.32	5,513

2014
March 31	$30,818	$7,160	$3,947	$1.15	$1.15	$5,986
June 30	31,483	7,685	4,214	1.02	1.01	4,324
September 30	31,586	6,890	3,695	.89	.89	3,794
December 31	33,192	(2,136)	(2,231)	(.54)	(.54)	(2,148)

•	Results of operations for the third quarter of 2015 include after-tax charges attributable to Verizon of $0.2 billion related to a pension remeasurement.

•

Results of operations for the fourth quarter of 2015 include after-tax credits attributable to Verizon of $1.6 billion related to severance, pension and benefit credits, as well as after-tax credits attributable to Verizon of $0.2 billion related to a gain on spectrum license transactions.

•

Results of operations for the first quarter of 2014 include after-tax-credits attributable to Verizon of $1.9 billion related to the sale of its entire ownership interest in Vodafone Omnitel, as well as after-tax costs attributable to Verizon of $0.6 billion related to early debt redemptions and $0.3 billion related to the Wireless Transaction.

•	Results of operations for the second quarter of 2014 include after-tax credits attributable to Verizon of $0.4 billion related to a gain on spectrum license transactions.

•

Results of operations for the fourth quarter of 2014 include after-tax charges attributable to Verizon of $4.7 billion related to severance, pension and benefit charges, as well as after-tax costs attributable to Verizon of $0.5 billion related to early debt redemption and other costs.

(1)	Net income (loss) attributable to Verizon per common share is computed independently for each quarter and the sum of the quarters may not equal the annual amount.